Incorporated herein by reference is a supplement to the prospectuses of MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, each a series of MFS Municipal Series Trust (File No. 2-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000438).